Accounts Receivable	6 Months Ended
Jun. 30, 2025
Accounts Receivable
Accounts Receivable

4.Accounts Receivable

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	302,465	351,714	49,098
Less: allowance for credit losses	(6,752)	(6,080)	(849)
Accounts receivable, net	295,713	345,634	48,249

The following table presents the movement in the allowance for credit losses:

	As of December 31,	As of June 30,
	2024	2025	2025
	RMB	RMB	US$
Balance at beginning of year	(6,373)	(6,752)	(943)
Additions	(911)	—	—
Reversals	532	672	94
Balance at end of year	(6,752)	(6,080)	(849)

RMB72,101 (US$10,065) due from a third party which represents the current portion of the long-term receivable disclosed in Note 6 is included in the balance of accounts receivable as of June 30, 2025. Substantially all the Company’s accounts receivable as of December 31, 2024 and June 30, 2025 are aged within 90 days.